UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-09395
                                     ---------

                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                  10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------
Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: March 31, 2008
                         -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b) 1-5 under the Investment Company Act of 1940 is as follows:

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT MARCH 31, 2008
                                   (UNAUDITED)

                                                 PRINCIPAL
                                                 AMOUNT ($)  ISSUES                                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.35%
Consumer Products - 0.23%                          916,229   Home Products International, Inc., 2nd Lien,
                                                                  Convertible, PIK, 6.000%, due 3/20/17 (a)          $   916,229
                                                                                                              -------------------

Financial Insurance/Credit Enhancement - 1.12%   4,500,000   MBIA Insurance Corp., 14.000%, due
                                                              1/15/33 (e) (f)                                          4,414,711
                                                                                                              -------------------

                                                             TOTAL CORPORATE BONDS
                                                             (Cost $5,416,229)                                         5,330,940
                                                                                                              -------------------

                                                    SHARES
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS - 94.63%
Agriculture - 2.54%                                709,937   Viterra, Inc. (b) (c) (Canada)                           10,021,908
                                                                                                              -------------------

Auto Parts - 1.15%                                 219,400   Superior Industries International, Inc.                   4,552,550
                                                                                                              -------------------

Building Products - 2.12%                          450,000   Louisiana-Pacific Corp.                                   4,131,000
                                                   115,000   USG Corp. (b)                                             4,234,300
                                                                                                              -------------------
                                                                                                                       8,365,300
                                                                                                              -------------------

Consumer Products - 5.28%                           33,915   Home Products International, Inc. (a) (b)                    36,289
                                                   386,685   JAKKS Pacific, Inc. (b)                                  10,660,905
                                                   167,965   K-Swiss, Inc., Class A                                    2,657,206
                                                   265,170   Leapfrog Enterprises, Inc. (b)                            1,869,448
                                                   398,300   Russ Berrie & Co., Inc. (b)                               5,600,098
                                                                                                              -------------------
                                                                                                                      20,823,946
                                                                                                              -------------------

Diversified Media - 0.61%                          327,742   Journal Communications, Inc., Class A                     2,418,736
                                                                                                              -------------------

Electronics Components - 6.83%                     501,000   AVX Corp.                                                 6,417,810
                                                    42,500   Bel Fuse, Inc., Class A                                   1,334,075
                                                   196,600   Bel Fuse, Inc., Class B                                   5,477,276
                                                   183,300   Electronics for Imaging, Inc. (b)                         2,734,836
                                                   192,500   Herley Industries, Inc. (b)                               1,990,450
                                                   172,700   Technitrol, Inc.                                          3,994,551
                                                   555,000   Vishay Intertechnology, Inc. (b)                          5,028,300
                                                                                                              -------------------
                                                                                                                      26,977,298
                                                                                                              -------------------

Financial Insurance/Credit Enhancement - 0.69%     222,350   MBIA, Inc.                                                2,717,117
                                                                                                              -------------------

Financial Services - 0.98%                         326,000   CIT Group, Inc.                                           3,863,100
                                                                                                              -------------------

Food Products - 2.29%                              312,421   Industrias Bachoco, S.A.B de CV, ADR (Mexico)             9,032,091
                                                                                                              -------------------

Forest Products & Paper - 2.76%                    669,700   Canfor Corp. (b) (Canada)                                 5,245,641
                                                    50,502   Canfor Pulp Income Fund (Canada)                            459,534
                                                 1,037,818   Catalyst Paper Corp. (a) (b) (c) (Canada)                   931,402
                                                 1,037,818   Catalyst Paper Corp. Rights, expire 4/7/08
                                                              (a) (b) (c) (Canada)                                       123,857
                                                   272,580   Glatfelter                                                4,118,684
                                                                                                              -------------------
                                                                                                                      10,879,118
                                                                                                              -------------------

Healthcare Services - 0.89%                        284,000   Cross Country Healthcare, Inc. (b)                        3,513,080
                                                                                                              -------------------

Holding Companies - 14.77%                       1,139,737   Brookfield Asset Management, Inc.,
                                                              Class A (Canada)                                        30,579,144
                                                   380,000   Guoco Group, Ltd. (Hong Kong) +                           3,718,142
                                                   690,000   Hutchison Whampoa, Ltd. (Hong Kong)                       6,529,717
                                                   430,000   Investor AB, Class A (Sweden)                             9,407,844
                                                   238,250   MVC Capital, Inc.                                         3,630,930
                                                   942,967   Wharf (Holdings), Ltd. (The) (Hong Kong)                  4,440,613
                                                                                                              -------------------
                                                                                                                      58,306,390
                                                                                                              -------------------

Home Furnishings - 1.49%                           303,053   Haverty Furniture Cos., Inc.                              3,224,484
                                                   213,529   Stanley Furniture Co., Inc.                               2,649,895
                                                                                                              -------------------
                                                                                                                       5,874,379
                                                                                                              -------------------

Industrial Equipment - 4.39%                       375,000   Toyota Industries Corp. (Japan)                          13,317,616
                                                   150,000   Trinity Industries, Inc.                                  3,997,500
                                                                                                              -------------------
                                                                                                                      17,315,116
                                                                                                              -------------------

Insurance & Reinsurance - 6.26%                    128,100   Arch Capital Group, Ltd. (b) (Bermuda)                    8,796,627
                                                 1,040,000   BRIT Insurance Holdings PLC (United Kingdom)              5,000,099
                                                   322,218   Castlepoint Holdings, Ltd. (Bermuda)                      3,135,181

             SEE ACCOMPANYING NOTES TO THE PORTFOLIO OF INVESTMENTS.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT MARCH 31, 2008
                                   (UNAUDITED)

                                                   SHARES    ISSUES                                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS (CONTINUED)

Insurance & Reinsurance (continued)
                                                   277,848   Greenlight Capital Re, Ltd., Class A (b)
                                                              (Cayman Islands)                                      $  5,167,973
                                                   395,117   Radian Group, Inc.                                        2,595,919
                                                                                                              -------------------
                                                                                                                      24,695,799
                                                                                                              -------------------

Life Insurance - 2.34%                             538,500   Phoenix Cos., Inc. (The)                                  6,575,085
                                                    80,000   Power Corp. of Canada (Canada)                            2,649,910
                                                                                                              -------------------
                                                                                                                       9,224,995
                                                                                                              -------------------

Manufactured Housing - 0.29%                       390,807   Coachmen Industries, Inc.                                 1,164,605
                                                                                                              -------------------
Natural Resources
& Real Estate - 5.88%                              105,450   Brookfield Properties Corp. (Canada)                      2,036,240
                                                    42,500   Deltic Timber Corp.                                       2,367,250
                                                   262,100   Forest City Enterprises, Inc., Class A                    9,435,600
                                                   202,200   St. Joe Co. (The)                                         8,680,446
                                                    18,000   Tejon Ranch Co. (b)                                         671,760
                                                                                                              -------------------
                                                                                                                      23,191,296
                                                                                                              -------------------

Non-Life Insurance - 3.94%                         420,250   Millea Holdings, Inc., ADR (Japan)                       15,545,047
                                                                                                              -------------------

Oil Services - 6.93%                               276,988   Bronco Drilling Co., Inc. (b)                             4,462,277
                                                   115,000   Cimarex Energy Co.                                        6,295,100
                                                   112,000   EnCana Corp. (Canada)                                     8,484,000
                                                   240,000   Nabors Industries, Ltd. (b) (Bermuda)                     8,104,800
                                                                                                              -------------------
                                                                                                                      27,346,177
                                                                                                              -------------------

Pharmaceutical Services - 0.64%                     60,000   Pharmaceutical Product Development, Inc.                  2,514,000
                                                                                                              -------------------
Real Estate
Investment Trusts - 4.88%                           20,000   EastGroup Properties, Inc.                                  929,200
                                                   495,702   Origen Financial, Inc.                                      594,842
                                                   217,835   ProLogis                                                 12,821,768
                                                   305,000   RAIT Financial Trust                                      2,116,700
                                                    32,600   Vornado Realty Trust                                      2,810,446
                                                                                                              -------------------
                                                                                                                      19,272,956
                                                                                                              -------------------

Savings & Loans/Thrifts - 5.89%                    262,900   Brookline Bancorp, Inc.                                   3,018,092
                                                   205,713   Investors Bancorp, Inc. (b)                               3,157,695
                                                   185,002   Kearny Financial Corp.                                    2,025,772
                                                   815,900   NewAlliance Bancshares, Inc.                             10,002,934
                                                    83,421   Rockville Financial, Inc.                                 1,142,868
                                                   275,000   United Financial Bancorp, Inc.                            3,047,000
                                                    72,085   Wauwatosa Holdings, Inc. (b)                                857,811
                                                                                                              -------------------
                                                                                                                      23,252,172
                                                                                                              -------------------
Security Brokers
& Asset Management - 4.71%                          65,000   Bank of New York Mellon Corp.                             2,712,450
                                                   183,550   Legg Mason, Inc.                                         10,275,129
                                                   190,300   Pzena Investment Management, Inc., Class A                2,154,196
                                                   281,385   SWS Group, Inc.                                           3,441,339
                                                                                                              -------------------
                                                                                                                      18,583,114
                                                                                                              -------------------
Semiconductor Equipment
Manufacturers & Related - 1.48%                     96,900   Coherent, Inc. (b)                                        2,702,541
                                                   191,500   Electro Scientific Industries, Inc. (b)                   3,155,920
                                                                                                              -------------------
                                                                                                                       5,858,461
                                                                                                              -------------------

Software - 0.81%                                   797,750   Borland Software Corp. (b)                                1,611,455
                                                    70,000   Synopsys, Inc. (b)                                        1,589,700
                                                                                                              -------------------
                                                                                                                       3,201,155
                                                                                                              -------------------

Steel & Specialty Steel - 1.51%                     50,000   POSCO, ADR (South Korea)                                  5,949,000
                                                                                                              -------------------

Telecommunications - 1.79%                         790,395   Sycamore Networks, Inc. (b)                               2,892,846
                                                   768,100   Tellabs, Inc. (b)                                         4,186,145
                                                                                                              -------------------
                                                                                                                       7,078,991
                                                                                                              -------------------

Transportation - 0.49%                             223,700   BW Gas ASA (Norway)                                       1,950,432
                                                                                                              -------------------
                                                             TOTAL COMMON STOCKS & RIGHTS
                                                             (Cost $309,772,059)                                     373,488,329
                                                                                                              -------------------

             SEE ACCOMPANYING NOTES TO THE PORTFOLIO OF INVESTMENTS.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT MARCH 31, 2008
                                   (UNAUDITED)

                                                 PARTNERSHIP
                                                     UNITS   ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.19%
Holding Companies - 0.19%                           45,589   Brookfield Infrastructure Partners LP +                $    772,733
                                                                                                              -------------------
                                                             TOTAL LIMITED PARTNERSHIPS
                                                             (Cost $937,150)                                             772,733
                                                                                                              -------------------

                                                 PRINCIPAL
                                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.45%
Repurchase Agreement - 3.45%                     13,612,787   Bear Stearns, 1.70%, dated 3/31/08,
                                                               due 4/1/08 (d)                                          13,612,787
                                                                                                               -------------------
                                                              TOTAL SHORT TERM INVESTMENTS
                                                              (Cost $13,612,787)                                       13,612,787
                                                                                                               -------------------
                                                              TOTAL INVESTMENT PORTFOLIO - 99.62%
                                                              (Cost $329,738,225)                                     393,204,789
                                                                                                               -------------------
                                                              OTHER ASSETS LESS
                                                              LIABILITIES - 0.38%                                       1,489,435
                                                                                                               -------------------
                                                              NET ASSETS - 100.00%
                                                              (Applicable to 16,512,677
                                                              shares outstanding)                                   $ 394,694,224
                                                                                                               ===================

                                                              NET ASSET VALUE PER SHARE                                    $23.90
                                                                                                               ===================

Notes:
(a)  Fair valued securities:

                                                       CARRYING VALUE
              SECURITY                                   PER UNIT                     ACQUISITION DATE            ACQUISITION COST
              --------                                   --------                     ----------------            ----------------
    Catalyst Paper Corp.                                     $ 0.90                    10/23/2006                    $  2,349,629
    Catalyst Paper Corp. Rights, expire 4/7/08                 0.12                    10/23/2006                         736,745
    Home Products International, Inc.                          1.07                     5/30/2007                       3,749,309
    Home Products International, Inc., 2nd Lien,
     Convertible, PIK, 6.000%, due 3/20/17                   100.00%             3/16/2007 to 9/20/2007                   916,229

(b)  Non-income producing security.

(c)  Security is subject to restrictions on resale.

(d) Repurchase agreement collateralized by U.S. Strips Principal (STRIPS), par value $34,930,000, due 11/15/27-2/15/31, value $14,008,726.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)  Variable rate security.

+    Incorporated in Bermuda.

ADR: American Depository Receipt.

PIK: Payment-in-kind.

STRIPS: Separate trading of registered interest and principal securities.

Country Concentration:
                                                         % of
                                                      Net Assets
                                                    ----------------
United States                                                 58.92 %
Canada                                                        15.34
Japan                                                          7.31
Bermuda                                                        5.08
Hong Kong                                                      3.72
Sweden                                                         2.38
Mexico                                                         2.29
South Korea                                                    1.51
Cayman Islands                                                 1.31
United Kingdom                                                 1.27
Norway                                                         0.49
                                                    ----------------
Total                                                         99.62 %
                                                    ================

             SEE ACCOMPANYING NOTES TO THE PORTFOLIO OF INVESTMENTS.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

1.   SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio").

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. At March 31, 2008, such securities had a total fair value of $2,007,777 or 0.51% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                  NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

     o INVESTMENTS DENOMINATED IN FOREIGN CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:
Security transactions are accounted for on a trade date basis.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"):
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolio has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o    Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio's net assets as of March 31, 2008 is as follows:

                                                      INVESTMENTS IN SECURITIES
VALUATION INPUTS                                            (MARKET VALUE)

   Level 1 - Quoted Prices                                        $386,782,301
   Level 2 - Other Significant Observable Inputs                     5,469,970
   Level 3 - Significant Unobservable Inputs                           952,518
                                                           -------------------
   TOTAL MARKET VALUE OF INVESTMENTS                              $393,204,789
                                                           ===================

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN SECURITIES
                                                            (MARKET VALUE)
BALANCE AS OF 12/31/07                                                $952,518
Accrued discounts/premiums                                                   -
Realized gain (loss)                                                         -
Change in unrealized appreciation (depreciation)                             -
Net purchases (sales)                                                        -
Transfers in and/or out of Level 3                                           -
                                                            ------------------
BALANCE AS OF 3/31/08                                                 $952,518
                                                            ==================

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                  NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

2.   INVESTMENTS

The following information is based upon the book basis of investment securities as of March 31, 2008:

Gross unrealized appreciation                         $  120,996,363
Gross unrealized depreciation                            (57,529,799)
                                                      ---------------
Net unrealized appreciation                           $   63,466,564
                                                      ===============
Aggregate book cost                                   $  329,738,225
                                                      ---------------

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:      /s/ David M. Barse
         ---------------------------

Name:    David M. Barse
         ---------------------------

Title:   Principal Executive Officer
         ---------------------------

Date:    May 29, 2008
         ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:      /s/ David M. Barse
         ---------------------------

Name:    David M. Barse
         ---------------------------

Title:   Principal Executive Officer
         ---------------------------

Date:    May 29, 2008
         ---------------------------



By:      /s/ Vincent J. Dugan
         ---------------------------

Name:    Vincent J. Dugan
         ---------------------------

Title:   Principal Financial Officer
         ---------------------------

Date:    May 29, 2008
         ---------------------------